UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR/A


			FORM 13F-HR/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	September 30, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F-HR/A report. A complete list of the securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement,has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F-HR/A Information Table Entry Total:		9

Form 13F-HR/A Information Table Value Total: 		189,649
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]















FORM 13F-HR/A INFORMATION TABLE

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NAME OF ISSUER                 TITLE OF     CUSIP      VALUE      SH OR     INVESTMENT   OTHER    VOTING
                               CLASS                   (X$1000)    PRN AMT  DISCRETION  MANAGERS  AUTHORITY


DWS GLOBAL COMMODITIES STK F    COM        23338Y100     315      17,900 SH     SOLE     NONE        0
FORT DEARBORN INCOME SECS IN    COM        347200107  19,196   1,352,800 SH     SOLE     NONE        0
CENTRAL SECS CORP               COM        155123102     963      35,915 SH     SOLE     NONE        0
RIVUS BOND FUND                 COM        769667106   5,985     342,800 SH     SOLE     NONE        0
BLACKROCK CAP & INCOME STRA     COM        09256A109   8,571     427,290 SH     SOLE     NONE        0
TCW STRATEGIC INCOME FUND IN    COM        872340104      73      20,000 SH     SOLE     NONE        0
FRANKLIN UNVL TR                SH BEN INT 355145103     300      43,400 SH     SOLE     NONE        0
BOULDER GROWTH & INCOME FD I    COM        101507101     110      11,543 SH     SOLE     NONE        0
CORNERSTONE PROGRESSIVE RTN     COM        21925C101  54,136   9,202,165 SH     SOLE     NONE        0



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